Asset Retirement Obligation (Tables)	9 Months Ended
Sep. 30, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of reconciliation of the beginning and ending aggregate carrying amount of ARO liabilities
The following table is a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligation at December 31, 2012	$8,319
Obligations assumed	25,763
Accretion expense	358
Asset retirement obligation at September 30, 2013	$34,440
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Operating leases	$357	$254	$841	$692
Asset retirement obligation	191	10	358	23
	$548	$264	$1,199	$715